Share Capital - Disclosure Of Shares Sold Pursuant To Share Purchase Agreement (Details) - Aspire Capital Fund LLC [Member] - Aspire Agreement [Member] - USD ($)		12 Months Ended
	Dec. 23, 2019	Dec. 31, 2019	Aug. 29, 2019
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued	973,000	7,784,444	1,777,325
Value	$ 423,440	$ 5,304,531
August 30, 2019 [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		2,417,162
Value		$ 3,000,000
November 8, 2019, One [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		100,000
Value		$ 42,560
November 8, 2019,Two [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		100,000
Value		$ 42,560
November 12, 2019, One [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		100,000
Value		$ 42,970
November 12, 2019,Two [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		100,000
Value		$ 42,000
November 13, 2019 [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		100,000
Value		$ 42,970
November 14, 2019 [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		300,000
Value		$ 128,910
November 15, 2019 [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		2,500,000
Value		$ 1,074,250
November 19, 2019 [member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		2,067,282
Value		$ 888,311